SCHEDULE OF INFORMATION RELATED TO STOCK OPTIONS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Outstanding Number of Options	3,263,467	1,466,892
Options Exercisable, Exercisable Number of Options	2,499,132
Range One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	$ 1.45
Options Outstanding, Outstanding Number of Options	1,825,067
Options Exercisable Weighted Average Remaining Life In Years	8 years 1 month 6 days
Options Exercisable, Exercisable Number of Options	1,138,579
Range Two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	$ 2.91
Options Outstanding, Outstanding Number of Options	626,215
Options Exercisable Weighted Average Remaining Life In Years	6 years 8 months 12 days
Options Exercisable, Exercisable Number of Options	548,368
Range Three [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	$ 5.08
Options Outstanding, Outstanding Number of Options	812,185
Options Exercisable Weighted Average Remaining Life In Years	5 years 10 months 24 days
Options Exercisable, Exercisable Number of Options	812,185